Seward & Kissel LLP
                               1200 G Street, NW
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                          July 1, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:   The Ibero-America Fund, Inc. (File Number: 811-05189)
            -----------------------------------------------------


Dear Sir or Madam:

      Attached herewith for filing on behalf of The Ibero-America Fund, Inc. (the "Fund"), is the Fund's Preliminary Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.

      Please call the undersigned at the above-referenced phone number with any comments or questions regarding the attached.



                                                          Sincerely,


                                                          /s/ Young Seo
                                                          -----------------
                                                              Young Seo

Attachment





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